Convertible Notes Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible notes receivable [line items]
Beginning balance		$ 21,856	$ 12,899
Amount advanced			10,000
Value Converted into Shares		(12,402)
Fair value gain (loss) reflected in net earnings		1,899	(1,043)
Ending balance		11,353	21,856
Gold X
Convertible notes receivable [line items]
Beginning balance		10,019
Amount advanced			10,000
Value Converted into Shares	$ 12,000	(12,402)
Fair value gain (loss) reflected in net earnings		2,383	19
Ending balance			10,019
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Beginning balance		11,837	12,899
Fair value gain (loss) reflected in net earnings		(484)	(1,062)
Ending balance		$ 11,353	$ 11,837